UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21944
                                                    -----------

                      First Trust Exchange-Traded Fund II
      --------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
      --------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
      --------------------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                     Date of fiscal year end: September 30
                                             --------------

                    Date of reporting period: June 30, 2014
                                             ---------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.


FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND (FDD)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2014 (UNAUDITED)

SHARES        DESCRIPTION                                VALUE
--------------------------------------------------------------
               COMMON STOCKS (a) -- 100.0%
               BELGIUM -- 5.2%
      260,946  Belgacom S.A.                    $    8,659,491
                                                --------------
               BERMUDA -- 11.4%
      706,265  Catlin Group Ltd.                     6,466,521
      314,744  Seadrill Ltd.                        12,484,364
                                                --------------
                                                    18,950,885
                                                --------------
               FRANCE -- 11.2%
      398,978  Orange                                6,296,346
      103,780  SCOR SE                               3,569,702
       58,941  Total S.A.                            4,259,764
       15,695  Unibail-Rodamco SE                    4,565,799
                                                --------------
                                                    18,691,611
                                                --------------
               GERMANY -- 6.4%
      330,525  E. ON SE                              6,825,026
       17,124  Muenchener Rueckversicherungs-
                  Gesellschaft AG                    3,796,215
                                                --------------
                                                    10,621,241
                                                --------------
               ITALY -- 3.3%
      903,180  Snam S.p.A.                           5,441,588
                                                --------------
               NETHERLANDS -- 1.9%
      108,109  Wolters Kluwer N.V.                   3,200,488
                                                --------------
               SPAIN -- 5.4%
      859,428  Banco Santander S.A.                  8,979,099
                                                --------------
               SWEDEN -- 2.2%
      399,985  Ratos AB, Class B                     3,699,602
                                                --------------
               SWITZERLAND -- 16.3%
       21,498  Baloise Holding AG                    2,533,312
       44,919  PSP Swiss Property AG                 4,229,518
       61,982  Swiss Prime Site AG                   5,137,209
       64,374  Swiss Re AG                           5,727,457
        4,942  Swisscom AG                           2,872,802
       22,025  Zurich Insurance Group AG             6,638,794
                                                --------------
                                                    27,139,092
                                                --------------
               UNITED KINGDOM -- 36.7%
      771,810  Amlin PLC                             6,182,986
       65,305  AstraZeneca PLC                       4,851,047
      792,660  BAE Systems PLC                       5,872,510
      812,674  Carillion PLC                         4,604,949
      180,897  GlaxoSmithKline PLC                   4,841,917
    1,027,874  J Sainsbury PLC                       5,549,943
      150,430  Provident Financial PLC               5,880,033
      127,473  Royal Dutch Shell PLC, Class B        5,546,620
      271,596  SSE PLC                               7,283,525
      358,042  United Utilities Group PLC            5,404,454


SHARES        DESCRIPTION                                VALUE
--------------------------------------------------------------
               UNITED KINGDOM (CONTINUED)
    1,598,140  WM Morrison Supermarkets PLC     $    5,016,068
                                                --------------
                                                    61,034,052
                                                --------------

               TOTAL INVESTMENTS -- 100.0%         166,417,149
               (Cost $148,360,600) (b)
               NET OTHER ASSETS AND
                  LIABILITIES -- (0.0)%                (27,952)
                                                --------------
               NET ASSETS -- 100.0%             $  166,389,197
                                                ==============

(a) Portfolio securities are categorized based upon their country of incorporation.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $18,653,814 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $597,265.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS           LEVEL 1        LEVEL 2        LEVEL 3
----------------------------------------------------------------
Common Stocks*     $ 166,417,149      $ --            $ --
                   =============================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2014.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND (FDD)

JUNE 30, 2014 (UNAUDITED)

                                      % OF
                                      NET
INDUSTRY                             ASSETS
---------------------------------------------
Insurance                             21.0%
Diversified Telecommunication
     Services                         10.7
Energy Equipment & Services            7.5
Food & Staples Retailing               6.4
Oil, Gas & Consumable Fuels            5.9
Pharmaceuticals                        5.8
Real Estate Management &
     Development                       5.6
Banks                                  5.4
Electric Utilities                     4.4
Multi-Utilities                        4.1
Consumer Finance                       3.5
Aerospace & Defense                    3.5
Gas Utilities                          3.3
Water Utilities                        3.3
Construction & Engineering             2.8
Real Estate Investment Trusts          2.7
Capital Markets                        2.2
Media                                  1.9
---------------------------------------------
TOTAL INVESTMENTS                    100.0
NET OTHER ASSETS AND LIABILITIES      (0.0)**
                                   ----------
TOTAL                                100.0%
                                   ==========

**  Amount is less than 0.1%.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKET REAL ESTATE INDEX FUND (FFR)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2014 (UNAUDITED)

SHARES         DESCRIPTION                               VALUE
--------------------------------------------------------------
               COMMON STOCKS (a) -- 99.5%
               AUSTRALIA -- 6.6%
       43,636  Australand Property Group        $      182,691
      196,196  BGP Holdings PLC (b) (c) (d)                  0
       44,901  BWP Trust                               105,002
      199,779  CFS Retail Property Trust               384,299
       29,169  Charter Hall Retail REIT                106,719
      136,387  Cromwell Property Group                 125,391
      544,796  Dexus Property Group                    570,225
      134,980  Federation Centres Ltd.                 316,926
      162,010  Goodman Group                           771,476
      167,074  GPT Group                               604,964
       56,905  Investa Office Fund                     182,440
      346,360  Mirvac Group                            582,982
      489,587  Scentre Group (c)                     1,477,300
      218,041  Stockland                               797,736
      182,756  Westfield Corp.                       1,232,160
                                                --------------
                                                     7,440,311
                                                --------------
               AUSTRIA -- 0.3%
        4,804  Buwog AG (c)                             92,817
        6,896  CA Immobilien Anlagen AG                130,781
        5,793  Conwert Immobilien Invest SE             68,782
                                                --------------
                                                       292,380
                                                --------------
               BELGIUM -- 0.5%
          831  Aedifica                                 56,895
        1,583  Befimmo S.A.                            120,670
        1,598  Cofinimmo                               199,143
          629  Intervest Offices & Warehouses           19,043
          187  Leasinvest Real Estate S.C.A             20,933
        1,034  Warehouses De Pauw S.C.A                 77,476
          185  Wereldhave Belgium S.C.A                 24,711
                                                --------------
                                                       518,871
                                                --------------
               BERMUDA -- 0.8%
      110,922  Hongkong Land Holdings Ltd.             739,850
       60,577  Kerry Properties Ltd.                   211,813
                                                --------------
                                                       951,663
                                                --------------
               CANADA -- 3.7%
        6,558  Allied Properties Real Estate
                  Investment Trust                     217,258
       12,770  Artis Real Estate Investment
                  Trust                                188,489
        3,755  Boardwalk Real Estate Investment
                  Trust                                229,653
        9,772  Calloway Real Estate Investment
                  Trust                                243,235
       10,442  Canadian Apartment Properties
                  Real Estate Investment Trust         223,705
        6,521  Canadian Real Estate Investment
                  Trust                                281,056
       16,312  Chartwell Retirement Residences         165,711


SHARES         DESCRIPTION                               VALUE
--------------------------------------------------------------
               CANADA (CONTINUED)
       12,014  Cominar Real Estate Investment
                  Trust                         $      212,234
        7,305  Crombie Real Estate Investment
                  Trust                                 92,010
        8,951  Dream Global Real Estate
                  Investment Trust                      82,376
        9,843  Dream Office Real Estate
                  Investment Trust                     270,185
        8,275  Extendicare, Inc.                        57,077
        7,905  First Capital Realty, Inc.              137,942
        4,435  Granite Real Estate Investment
                  Trust                                164,175
       25,591  H&R Real Estate Investment Trust        555,445
        8,127  InnVest Real Estate Investment
                  Trust                                 40,519
        4,914  Killam Properties, Inc.                  48,585
        3,258  Morguard Real Estate Investment
                  Trust                                 54,226
        3,021  Northern Property Real Estate
                  Investment Trust                      81,226
       14,247  Pure Industrial Real Estate Trust        61,151
       28,409  RioCan Real Estate Investment
                  Trust                                727,098
                                                --------------
                                                     4,133,356
                                                --------------
               FINLAND -- 0.2%
       24,739  Citycon Oyj                              90,786
       22,753  Sponda Oyj                              121,507
        8,991  Technopolis Oyj                          54,416
                                                --------------
                                                       266,709
                                                --------------
               FRANCE -- 3.8%
          546  Affine                                   10,915
          648  ANF Immobilier                           20,603
        3,185  Fonciere des Regions                    345,322
        1,735  Gecina S.A.                             253,016
        3,339  ICADE                                   357,995
        9,226  Klepierre                               470,143
        3,914  Mercialys                                91,218
          342  Societe de la Tour Eiffel                27,208
        9,194  Unibail-Rodamco SE                    2,674,607
                                                --------------
                                                     4,251,027
                                                --------------
               GERMANY -- 1.4%
        6,414  Alstria Office REIT-AG                   84,946
        5,907  Deutsche Annington Immobilien SE        173,821
        4,336  Deutsche Euroshop AG                    214,336
       27,066  Deutsche Wohnen AG - BR                 583,719
        3,242  DIC Asset AG                             35,514
        4,300  Hamborner REIT AG                        46,456
        4,608  LEG Immobilien AG                       310,408
        6,146  Prime Office AG (c)                      28,630


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKET REAL ESTATE INDEX FUND (FFR)

JUNE 30, 2014 (UNAUDITED)

SHARES         DESCRIPTION                               VALUE
--------------------------------------------------------------
               COMMON STOCKS (a) (CONTINUED)
               GERMANY (CONTINUED)
       11,712  TAG Immobilien AG                $      142,908
                                                --------------
                                                     1,620,738
                                                --------------
               GREECE -- 0.0%
        2,257  Eurobank Properties Real Estate
                  Investment Co.                        26,733
                                                --------------
               HONG KONG -- 6.4%
      219,465  Champion Real Estate Investment
                  Trust                                101,940
      211,464  Hang Lung Properties Ltd.               652,094
      106,905  Henderson Land Development Co.,
                  Ltd.                                 625,534
       58,986  Hysan Development Co., Ltd.             276,268
      216,207  Link (The) REIT                       1,163,273
      473,958  New World Development Co., Ltd.         539,367
      282,315  Sino Land Co., Ltd.                     464,794
      145,528  Sun Hung Kai Properties Ltd.          1,995,978
      110,589  Swire Properties Ltd.                   323,189
      143,282  Wharf (The) Holdings Ltd.             1,031,577
                                                --------------
                                                     7,174,014
                                                --------------
               ISLE OF MAN -- 0.1%
       80,485  Redefine International PLC               73,898
                                                --------------
               ISRAEL -- 0.1%
        3,440  Azrieli Group                           113,280
                                                --------------
               ITALY -- 0.1%
       77,899  Beni Stabili S.p.A.                      71,467
       13,163  Immobiliare Grande Distribuzione         23,269
                                                --------------
                                                        94,736
                                                --------------
               JAPAN -- 13.0%
           21  Activia Properties, Inc.                184,700
          120  Advance Residence Investment
                  Corp.                                303,243
        9,327  AEON Mall Co., Ltd.                     245,731
           29  Daiwa House Residential
                  Investment Corp.                     135,975
           45  Frontier Real Estate Investment
                  Corp.                                244,756
          168  GLP J-REIT                              188,058
       27,900  Hulic Co. Ltd.                          367,667
           14  Industrial & Infrastructure Fund
                  Investment Corp.                     125,344
          103  Japan Excellent, Inc.                   136,852
          248  Japan Hotel REIT Investment Corp.       130,481
           78  Japan Logistics Fund, Inc.              185,019
           75  Japan Prime Realty Investment
                  Corp.                                269,113
          112  Japan Real Estate Investment
                  Corp.                                652,288
          218  Japan Retail Fund Investment
                  Corp.                                490,207


SHARES         DESCRIPTION                               VALUE
--------------------------------------------------------------
               JAPAN (CONTINUED)
           31  Kenedix Office Investment Corp.  $      168,610
      119,930  Mitsubishi Estate Co., Ltd.           2,960,811
       80,081  Mitsui Fudosan Co., Ltd.              2,700,328
          108  Mori Hills REIT Investment Corp.        156,502
           94  MORI TRUST Sogo Reit, Inc.              158,577
           42  Nippon Accommodations Fund, Inc.        159,202
          128  Nippon Building Fund, Inc.              747,999
          124  Nippon Prologis REIT, Inc.              289,115
       11,300  Nomura Real Estate Holdings, Inc.       213,830
          157  Nomura Real Estate Master Fund,
                  Inc.                                 191,862
           33  Nomura Real Estate Office Fund,
                  Inc.                                 155,871
       10,292  NTT Urban Development Corp.             115,817
          185  ORIX JREIT, Inc.                        259,316
           20  Premier Investment Corp.                 79,562
       40,744  Sumitomo Realty & Development
                  Co., Ltd.                          1,748,326
       39,375  Tokyo Tatemono Co., Ltd.                364,191
           87  TOKYU REIT, Inc.                        121,347
           16  Top REIT, Inc.                           71,546
          236  United Urban Investment Corp.           380,889
                                                --------------
                                                    14,703,135
                                                --------------
               LUXEMBOURG -- 0.3%
       17,908  GAGFAH S.A. (c)                         326,013
                                                --------------
               NETHERLANDS -- 0.8%
        6,321  Corio N.V.                              322,844
        3,924  Eurocommercial Properties N.V.          193,540
       12,310  Nieuwe Steen Investments N.V.            77,538
        1,800  Vastned Retail N.V.                      91,664
        2,050  Wereldhave N.V.                         190,600
                                                --------------
                                                       876,186
                                                --------------
               NEW ZEALAND -- 0.1%
       95,961  Kiwi Income Property Trust               97,882
                                                --------------
               NORWAY -- 0.1%
       49,270  Norwegian Property ASA (c)               60,645
                                                --------------
               SINGAPORE -- 3.7%
      186,400  Ascendas Real Estate Investment
                  Trust                                343,829
      184,890  CapitaCommercial Trust                  252,075
      239,530  CapitaLand Ltd.                         614,721
      244,883  CapitaMall Trust                        387,877
       59,000  CDL Hospitality Trusts                   83,278
       56,000  City Developments Ltd.                  459,443
      122,416  Fortune REIT                            107,405
      283,000  Global Logistic Properties Ltd.         612,800
       67,521  Keppel Land Ltd.                        183,031


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKET REAL ESTATE INDEX FUND (FFR)

JUNE 30, 2014 (UNAUDITED)

SHARES        DESCRIPTION                                VALUE
--------------------------------------------------------------
               COMMON STOCKS (a) (CONTINUED)
               SINGAPORE (CONTINUED)
      139,000  Keppel REIT                      $      142,690
      120,983  Mapletree Commercial Trust              132,927
      111,000  Mapletree Industrial Trust              127,300
      135,453  Mapletree Logistics Trust               126,556
      226,197  Suntec Real Estate Investment
                  Trust                                328,348
       43,000  UOL Group Ltd.                          224,846
       36,087  Wing Tai Holdings Ltd.                   57,014
                                                --------------
                                                     4,184,140
                                                --------------
               SPAIN -- 0.1%
      158,519  Inmobiliaria Colonial SA (c)            126,329
                                                --------------
               SWEDEN -- 1.1%
       15,508  Castellum AB                            275,041
        3,533  Dios Fastigheter AB                      30,933
       12,512  Fabege AB                               177,056
        8,555  Fastighets AB Balder, Class B (c)       115,876
        3,729  Hemfosa Fastigheter AB (c)               62,647
       10,485  Hufvudstaden AB, Class A                147,195
        7,087  Klovern AB                               36,063
       12,908  Kungsleden AB                            97,077
        9,455  Wallenstam AB, Class B                  157,358
        6,250  Wihlborgs Fastigheter AB                119,733
                                                --------------
                                                     1,218,979
                                                --------------
               SWITZERLAND -- 0.9%
          904  Allreal Holding AG                      128,444
          582  Mobimo Holding AG                       123,383
        3,763  PSP Swiss Property AG                   354,320
        5,206  Swiss Prime Site AG                     431,485
                                                --------------
                                                     1,037,632
                                                --------------
               UNITED KINGDOM -- 5.8%
       12,152  Big Yellow Group PLC                    103,152
       95,661  British Land Co. PLC                  1,150,086
       68,709  Capital & Counties Properties PLC       382,984
          462  Daejan Holdings PLC                      37,635
        8,738  Derwent London PLC                      400,621
       11,802  Development Securities PLC               43,122
       38,848  Grainger PLC                            139,749
       32,523  Great Portland Estates PLC              358,448
       66,911  Hammerson PLC                           664,163
       64,836  Hansteen Holdings PLC                   114,067
        9,384  Helical Bar PLC                          56,209
       83,972  Intu Properties PLC                     447,797
       74,393  Land Securities Group PLC             1,318,989
       55,233  LondonMetric Property PLC               127,704
       10,029  Primary Health Properties PLC            58,914
       45,511  Quintain Estates & Development
                  PLC (c)                               68,930
       19,569  Safestore Holdings PLC                   73,009


SHARES         DESCRIPTION                               VALUE
--------------------------------------------------------------
               UNITED KINGDOM (CONTINUED)
       70,135  SEGRO PLC                        $      414,338
       26,274  Shaftesbury PLC                         294,971
       16,672  St. Modwen Properties PLC               102,317
       19,023  Unite Group PLC                         128,270
        9,868  Workspace Group PLC                      96,262
                                                --------------
                                                     6,581,737
                                                --------------
               UNITED STATES -- 49.6%
        5,426  Acadia Realty Trust                     152,416
        1,352  Agree Realty Corp.                       40,871
          192  Alexander's, Inc.                        70,938
        6,754  Alexandria Real Estate Equities,
                  Inc.                                 524,381
        3,410  American Assets Trust, Inc.             117,815
        9,894  American Campus Communities, Inc.       378,347
       12,586  American Homes 4 Rent, Class A          223,527
       16,010  American Realty Capital
                  Healthcare Trust, Inc.               174,349
       85,864  American Realty Capital
                  Properties, Inc.                   1,075,876
       13,763  Apartment Investment & Management
                  Co., Class A                         444,132
        6,607  Ashford Hospitality Trust                76,245
        5,438  Associated Estates Realty Corp.          97,993
       12,234  AvalonBay Communities, Inc.           1,739,552
        2,408  Aviv REIT, Inc.                          67,833
       18,176  BioMed Realty Trust, Inc.               396,782
       14,340  Boston Properties, Inc.               1,694,701
       14,834  Brandywine Realty Trust                 231,410
        3,909  Brixmor Property Group, Inc.             89,712
        8,023  Camden Property Trust                   570,836
        6,104  Campus Crest Communities, Inc.           52,861
       16,067  CBL & Associates Properties, Inc.       305,273
        7,481  Cedar Realty Trust, Inc.                 46,756
       22,371  Chambers Street Properties              179,863
        4,690  Chesapeake Lodging Trust                141,779
       11,187  CommonWealth REIT                       294,442
        7,765  Corporate Office Properties Trust       215,945
       17,450  Cousins Properties, Inc.                217,252
       13,646  CubeSmart                               249,995
       30,961  DCT Industrial Trust, Inc.              254,190
       28,874  DDR Corp.                               509,049
       18,453  DiamondRock Hospitality Co.             236,567
       12,799  Digital Realty Trust, Inc.              746,438
       12,530  Douglas Emmett, Inc.                    353,597
       31,158  Duke Realty Corp.                       565,829
        6,209  DuPont Fabros Technology, Inc.          167,395
        2,960  EastGroup Properties, Inc.              190,121
       10,857  Education Realty Trust, Inc.            116,604


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKET REAL ESTATE INDEX FUND (FFR)

JUNE 30, 2014 (UNAUDITED)

SHARES         DESCRIPTION                               VALUE
--------------------------------------------------------------
               COMMON STOCKS (a) (CONTINUED)
               UNITED STATES (CONTINUED)
        7,148  Empire State Realty Trust, Inc.,
                  Class A                       $      117,942
        5,005  EPR Properties                          279,629
        7,110  Equity Lifestyle Properties,
                  Inc.                                 313,978
        5,597  Equity One, Inc.                        132,033
       33,701  Equity Residential                    2,123,163
        5,882  Essex Property Trust, Inc.            1,087,641
        4,353  Excel Trust, Inc.                        58,025
       10,294  Extra Space Storage, Inc.               548,156
        6,319  Federal Realty Investment Trust         764,093
       11,771  FelCor Lodging Trust, Inc.              123,713
       10,398  First Industrial Realty Trust,
                  Inc.                                 195,898
        5,555  First Potomac Realty Trust               72,882
       14,104  Forest City Enterprises, Inc.,
                  Class A (c)                          280,246
        8,337  Franklin Street Properties Corp.        104,879
       47,632  General Growth Properties, Inc.       1,122,210
        2,368  Getty Realty Corp.                       45,181
       13,715  Glimcher Realty Trust                   148,533
        5,167  Government Properties Income
                  Trust                                131,190
       43,314  HCP, Inc.                             1,792,333
       29,049  Health Care REIT, Inc.                1,820,501
        9,065  Healthcare Realty Trust, Inc.           230,432
       22,403  Healthcare Trust of America,
                  Inc., Class A                        269,732
       16,281  Hersha Hospitality Trust                109,246
        8,496  Highwoods Properties, Inc.              356,407
        5,375  Home Properties, Inc.                   343,785
       14,147  Hospitality Properties Trust            430,069
       71,501  Host Hotels & Resorts, Inc.           1,573,737
        5,196  Hudson Pacific Properties, Inc.         131,667
        8,087  Inland Real Estate Corp.                 85,965
       10,112  Investors Real Estate Trust              93,132
        7,779  Kilroy Realty Corp.                     484,476
       38,377  Kimco Realty Corp.                      881,903
       12,232  Kite Realty Group Trust                  75,104
        9,831  LaSalle Hotel Properties                346,936
       21,594  Lexington Realty Trust                  237,750
       13,967  Liberty Property Trust                  529,768
        3,286  LTC Properties, Inc.                    128,285
       13,290  Macerich (The) Co.                      887,108
        8,303  Mack-Cali Realty Corp.                  178,348
       16,307  Medical Properties Trust, Inc.          215,905
        7,041  Mid-America Apartment
                  Communities, Inc.                    514,345
        2,750  National Health Investors, Inc.         172,040
       11,629  National Retail Properties, Inc.        432,483
       15,455  New York REIT, Inc.                     170,932
       11,919  OMEGA Healthcare Investors, Inc.        439,334


SHARES         DESCRIPTION                               VALUE
--------------------------------------------------------------
               UNITED STATES (CONTINUED)
        6,746  Parkway Properties, Inc.         $      139,305
        6,059  Pebblebrook Hotel Trust                 223,941
        6,186  Pennsylvania Real Estate
                  Investment Trust                     116,421
       14,590  Piedmont Office Realty Trust,
                  Inc., Class A                        276,335
        5,125  Post Properties, Inc.                   273,983
       47,114  Prologis, Inc.                        1,935,914
        1,890  PS Business Parks, Inc.                 157,796
       13,518  Public Storage                        2,316,309
        6,400  Ramco-Gershenson Properties Trust       106,368
       20,939  Realty Income Corp.                     930,110
        8,662  Regency Centers Corp.                   482,300
        7,096  Retail Opportunity Investments
                  Corp.                                111,620
       22,370  Retail Properties of America,
                  Inc., Class A                        344,051
       12,492  RLJ Lodging Trust                       360,894
        3,437  Rouse Properties, Inc.                   58,807
        4,469  Sabra Health Care REIT, Inc.            128,305
        1,229  Saul Centers, Inc.                       59,729
        3,508  Select Income REIT                      103,977
       19,265  Senior Housing Properties Trust         467,947
        3,486  Silver Bay Realty Trust Corp.            56,892
       29,377  Simon Property Group, Inc.            4,884,808
        8,970  SL Green Realty Corp.                   981,408
        3,107  Sovran Self Storage, Inc.               240,016
       36,200  Spirit Realty Capital, Inc.             411,232
        5,081  STAG Industrial, Inc.                   121,995
       22,871  Strategic Hotels & Resorts, Inc.
                  (c)                                  267,819
        3,724  Sun Communities, Inc.                   185,604
       17,293  Sunstone Hotel Investors, Inc.          258,184
        9,064  Tanger Factory Outlet Centers,
                  Inc.                                 316,968
        6,022  Taubman Centers, Inc.                   456,528
       23,660  UDR, Inc.                               677,386
        1,216  Universal Health Realty Income
                  Trust                                 52,872
        2,218  Urstadt Biddle Properties, Inc.,
                  Class A                               46,312
       27,823  Ventas, Inc.                          1,783,454
       15,842  Vornado Realty Trust                  1,690,817
       14,858  Washington Prime Group, Inc. (c)        278,439
        6,231  Washington Real Estate Investment
                  Trust                                161,881
       10,284  Weingarten Realty Investors             337,727
        3,063  Winthrop Realty Trust                    47,017


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKET REAL ESTATE INDEX FUND (FFR)

JUNE 30, 2014 (UNAUDITED)

SHARES         DESCRIPTION                               VALUE
--------------------------------------------------------------
               COMMON STOCKS (a) (CONTINUED)
               UNITED STATES (CONTINUED)
        7,959  WP Carey, Inc.                   $      512,560
                                                --------------
                                                    55,956,818
                                                --------------
               TOTAL COMMON STOCKS -- 99.5%        112,127,212
               (Cost $90,893,509)               --------------

               INVESTMENT COMPANIES  -- 0.3%
               GUERNSEY -- 0.3%
       46,854  F&C Commerical Property Trust
                  Ltd.                                  96,062
       20,714  F&C UK Real Estate
                  Investment, Ltd.                      29,778
       33,063  MedicX Fund Ltd.                         47,106
       41,532  Picton Property Income Ltd.              43,357
       44,588  Schroder Real Estate Investment
                  Trust Ltd.                            39,871
       14,657  Standard Life Investment Property
                  Income Trust PLC                      19,189
       38,497  UK Commercial Property Trust             53,761
                                                --------------
               TOTAL INVESTMENT COMPANIES
                  -- 0.3%                              329,124
               (Cost $272,325)                  --------------

               RIGHTS -- 0.0%
               FINLAND -- 0.0%
       21,784  Citycon Oyj, expiring
                  8/02/14 (b) (c)                          128
               (Cost $0)                        --------------

               TOTAL INVESTMENTS -- 99.8%          112,456,464
               (Cost $91,165,834) (e)
               NET OTHER ASSETS AND
                  LIABILITIES -- 0.2%                  249,658
                                                --------------
               NET ASSETS -- 100.0%             $  112,706,122
                                                ==============


(a) Portfolio securities are categorized based upon their country of incorporation.

(b) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with the provisions of the Investment Company Act of 1940, as amended. At June 30, 2014, securities noted as such are valued at $128 or 0.00% of net assets.

(c)   Non-income producing security.

(d) This is a restricted security which cannot be traded as a result of the in-specie distribution. It was acquired on August 6, 2009 at a cost of $0 and has a carrying value per share of $0.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $22,235,874 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $945,244.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                   LEVEL 1       LEVEL 2    LEVEL 3
---------------------------------------------------------------
Common Stocks*             $ 112,127,212    $  --**     $ --
Investment Companies*            329,124       --         --
Rights*                               --      128         --
                           ------------------------------------

Total Investments          $ 112,456,336    $ 128       $ --
                           ====================================

*   See Portfolio of Investments for country breakout.
** Investment is valued at $0.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2014.

                                           % OF
INDUSTRY                                NET ASSETS
---------------------------------------------------
Real Estate Investment Trusts              78.1%
Real Estate Management &
     Development                           21.6
Health Care Providers & Services            0.1
Capital Markets                             0.0+
---------------------------------------------------
TOTAL INVESTMENTS                          99.8
NET OTHER ASSETS AND LIABILITIES            0.2
                                         --------
TOTAL                                     100.0%
                                         ========

+   Amount is less than 0.1%.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND (FGD)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2014 (UNAUDITED)

SHARES         DESCRIPTION                               VALUE
--------------------------------------------------------------
               COMMON STOCKS (a) -- 99.6%
               AUSTRALIA -- 15.9%
    1,267,166  Adelaide Brighton Ltd.           $    4,122,322
      807,033  ALS Ltd.                              6,742,397
      166,292  Australia and New Zealand
                  Banking Group Ltd.                 5,227,888
       67,409  Commonwealth Bank of Australia        5,141,009
    2,403,013  David Jones Ltd.                      8,927,743
    2,802,900  Metcash Ltd.                          6,977,516
      415,591  Mineral Resources Ltd.                3,758,150
      171,828  National Australia Bank Ltd.          5,311,195
      274,546  Orica Ltd.                            5,043,051
    1,591,873  Scentre Group (b)                     4,803,389
    1,707,096  Stockland                             6,245,669
      349,080  Suncorp Group Ltd.                    4,456,901
    1,391,720  Sydney Airport                        5,538,009
    1,134,741  Telstra Corp. Ltd.                    5,574,729
      106,850  Wesfarmers Ltd.                       4,215,562
        3,546  Westfield Corp.                          23,908
      172,483  Westpac Banking Corp.                 5,510,348
      135,786  Woodside Petroleum Ltd.               5,258,587
                                                --------------
                                                    92,878,373
                                                --------------
               AUSTRIA -- 0.5%
       67,388  OMV AG                                3,045,055
                                                --------------
               BELGIUM -- 1.8%
      325,674  Belgacom S.A.                        10,807,489
                                                --------------
               BERMUDA -- 4.5%
      624,825  Catlin Group Ltd.                     5,720,861
      857,108  Lancashire Holdings Ltd.              9,593,179
      135,403  Seadrill Ltd.                         5,370,778
      404,792  VTech Holdings Ltd.                   5,379,539
                                                --------------
                                                    26,064,357
                                                --------------
               CANADA -- 9.0%
      119,103  BCE, Inc.                             5,402,357
      271,966  Bell Aliant, Inc.                     7,108,506
      353,902  Canadian Oil Sands Ltd.               8,019,634
      170,897  Crescent Point Energy Corp.           7,573,890
      160,038  Emera, Inc.                           5,115,877
      198,721  Manitoba Telecom Services, Inc.       5,762,080
      172,101  Russel Metals, Inc.                   5,533,748
      109,071  TELUS Corp.                           4,065,183
       85,016  TransCanada Corp.                     4,057,790
                                                --------------
                                                    52,639,065
                                                --------------
               DENMARK -- 1.0%
       54,899  Tryg A/S                              5,545,506
                                                --------------
               FINLAND -- 2.9%
      249,759  Fortum Oyj                            6,706,523
      123,025  Konecranes Oyj                        3,972,244


SHARES         DESCRIPTION                               VALUE
--------------------------------------------------------------
               FINLAND (CONTINUED)
      158,512  Metso Oyj                        $    6,005,788
                                                --------------
                                                    16,684,555
                                                --------------
               FRANCE -- 9.2%
      147,554  Bouygues S.A.                         6,140,170
      310,809  CNP Assurances                        6,451,957
      341,705  GDF Suez                              9,407,064
      136,315  Lagardere S.C.A.                      4,439,617
       84,803  Neopost S.A.                          6,351,806
      611,761  Orange                                9,654,314
       85,750  Total S.A.                            6,197,296
      204,242  Vivendi S.A.                          4,997,679
                                                --------------
                                                    53,639,903
                                                --------------
               GERMANY -- 6.0%
      312,006  Deutsche Telekom AG                   5,468,543
      251,066  K+S AG                                8,255,991
      328,927  ProSiebenSat.1 Media AG              14,653,758
      158,564  RWE AG                                6,810,023
                                                --------------
                                                    35,188,315
                                                --------------
               HONG KONG -- 2.3%
   12,864,791  PCCW Ltd.                             7,668,680
      876,773  Television Broadcasts Ltd.            5,695,902
                                                --------------
                                                    13,364,582
                                                --------------
               ITALY -- 2.1%
      202,041  Atlantia S.p.A.                       5,759,953
      244,116  Eni S.p.A.                            6,678,677
                                                --------------
                                                    12,438,630
                                                --------------
               JAPAN -- 0.7%
       94,000  Eisai Co., Ltd.                       3,937,969
                                                --------------
               NETHERLANDS -- 0.6%
       64,588  Koninklijke Boskalis
                  Westminster N.V.                   3,704,325
                                                --------------
               NEW ZEALAND -- 2.5%
      535,348  Fletcher Building Ltd.                4,129,455
    4,455,149  Telecom Corp. of New Zealand
                  Ltd.                              10,453,884
                                                --------------
                                                    14,583,339
                                                --------------
               NORWAY -- 1.0%
      204,337  Fred Olsen Energy ASA                 5,796,464
                                                --------------
               PORTUGAL -- 1.5%
    1,764,272  EDP-Energias de Portugal S.A.         8,851,558
                                                --------------

               SINGAPORE -- 1.3%
      373,500  Keppel Corp. Ltd.                     3,232,068


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND (FGD)

JUNE 30, 2014 (UNAUDITED)

SHARES         DESCRIPTION                               VALUE
--------------------------------------------------------------
               COMMON STOCKS (a) (CONTINUED)
               SINGAPORE (CONTINUED)
    1,305,000  StarHub Ltd.                     $    4,364,303
                                                --------------
                                                     7,596,371
                                                --------------
               SPAIN -- 3.3%
      131,862  ACS Actividades de
                  Construccion y Servicios S.A.      6,030,660
      191,481  Gas Natural SDG S.A.                  6,047,527
      844,445  Mapfre S.A.                           3,365,986
      220,714  Telefonica S.A.                       3,783,841
                                                --------------
                                                    19,228,014
                                                --------------
               SWEDEN -- 3.3%
      153,404  NCC AB, Class B                       5,282,945
      241,591  Skanska AB, Class B                   5,514,084
       77,972  Svenska Handelsbanken AB,
                  Class A                            3,817,174
      649,701  TeliaSonera AB                        4,746,190
                                                --------------
                                                    19,360,393
                                                --------------
               SWITZERLAND -- 2.1%
        8,815  Swisscom AG                           5,124,191
       23,293  Zurich Insurance Group AG             7,020,996
                                                --------------
                                                    12,145,187
                                                --------------
               UNITED KINGDOM -- 11.2%
      637,546  Amlin PLC                             5,107,395
       90,212  AstraZeneca PLC                       6,701,211
      591,066  BAE Systems PLC                       4,378,979
    1,076,258  Balfour Beatty PLC                    4,300,833
    6,490,406  Cable & Wireless
                  Communications PLC                 5,470,504
    1,099,762  Carillion PLC                         6,231,709
       85,478  Ensco PLC, Class A                    4,750,012
      463,338  Halfords Group PLC                    3,749,079
      179,838  Provident Financial PLC               7,029,538
      151,192  Royal Dutch Shell PLC, Class A        6,260,504
      146,497  Severn Trent PLC                      4,843,788
      439,286  United Utilities Group PLC            6,630,789
                                                --------------
                                                    65,454,341
                                                --------------
               UNITED STATES -- 16.9%
      130,225  Altria Group, Inc.                    5,461,637
       88,721  American Electric Power Co.,Inc.      4,947,970
      139,319  AT&T, Inc.                            4,926,320
      140,458  CenterPoint Energy, Inc.              3,587,297
      197,594  CenturyLink, Inc.                     7,152,903
       73,803  Consolidated Edison, Inc.             4,261,385
       54,615  DTE Energy Co.                        4,252,870
       74,875  Eli Lilly and Co.                     4,654,979
      171,989  FirstEnergy Corp.                     5,971,458
      143,915  HollyFrontier Corp.                   6,287,646


SHARES         DESCRIPTION                               VALUE
--------------------------------------------------------------
               UNITED STATES (CONTINUED)
       83,383  Integrys Energy Group, Inc.      $    5,931,033
       81,126  Lorillard, Inc.                       4,946,252
      867,758  PDL BioPharma, Inc.                   8,399,898
      286,015  Pepco Holdings, Inc.                  7,859,692
      280,091  R.R. Donnelley & Sons Co.             4,750,343
       89,461  SCANA Corp.                           4,813,896
      117,183  Southern (The) Co.                    5,317,765
      289,850  TECO Energy, Inc.                     5,356,428
                                                --------------
                                                    98,879,772
                                                --------------
               TOTAL INVESTMENTS -- 99.6%          581,833,563
               (Cost $499,461,185) (c)
               NET OTHER ASSETS AND
                  LIABILITIES -- 0.4%                2,428,983
                                                --------------
               NET ASSETS -- 100.0%             $  584,262,546
                                                ==============

(a) Portfolio securities are categorized based upon their country of incorporation.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $90,425,076 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $8,052,698.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS           LEVEL 1        LEVEL 2        LEVEL 3
--------------------------------------------------------------
Common Stocks*     $ 581,833,563      $ --           $ --
                   ===========================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2014.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND (FGD)

JUNE 30, 2014 (UNAUDITED)

                                                % OF
INDUSTRY                                     NET ASSETS
-----------------------------------------------------------
Diversified Telecommunication Services         18.5%
Oil, Gas & Consumable Fuels                     9.1
Insurance                                       8.1
Electric Utilities                              7.7
Multi-Utilities                                 7.6
Construction & Engineering                      6.4
Banks                                           4.3
Media                                           4.2
Energy Equipment & Services                     2.7
Pharmaceuticals                                 2.6
Chemicals                                       2.3
Water Utilities                                 2.0
Transportation Infrastructure                   1.9
Food & Staples Retailing                        1.9
Real Estate Investment Trusts                   1.9
Tobacco                                         1.8
Machinery                                       1.7
Multiline Retail                                1.5
Commercial Services & Supplies                  1.5
Biotechnology                                   1.4
Construction Materials                          1.4
Consumer Finance                                1.2
Professional Services                           1.2
Technology Hardware, Storage &
   Peripherals                                  1.1
Gas Utilities                                   1.0
Trading Companies & Distributors                1.0
Communications Equipment                        0.9
Aerospace & Defense                             0.8
Wireless Telecommunication Services             0.7
Specialty Retail                                0.6
Industrial Conglomerates                        0.6
-----------------------------------------------------------
TOTAL INVESTMENTS                              99.6
NET OTHER ASSETS AND LIABILITIES                0.4
                                             -------
TOTAL                                         100.0%
                                             =======


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE GLOBAL WIND ENERGY INDEX FUND (FAN)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2014 (UNAUDITED)

SHARES         DESCRIPTION                               VALUE
--------------------------------------------------------------
               COMMON STOCKS (a) -- 98.2%
               AUSTRALIA -- 3.8%
       96,440  AGL Energy Ltd.                  $    1,407,724
   14,985,220  Infigen Energy (b)                    3,391,280
                                                --------------
                                                     4,799,004
                                                --------------
               BERMUDA -- 3.9%
   60,777,785  China WindPower Group
                  Ltd. (b)                           4,861,972
                                                --------------
               BRAZIL -- 0.7%
      292,502  Centrais Eletricas Brasileiras
                  S.A., ADR                            854,106
                                                --------------
               CAYMAN ISLANDS -- 0.2%
      479,702  China High Speed Transmission
                  Equipment Group Co., Ltd. (b)        319,372
                                                --------------
               CHINA -- 7.5%
    8,058,152  China Longyuan Power Group
                  Corp., Class H                     8,743,943
      981,186  China Suntien Green Energy
                  Corp., Class H                       319,027
      561,612  Harbin Electric Co., Ltd.,
                  Class H                              340,573
                                                --------------
                                                     9,403,543
                                                --------------
               DENMARK -- 10.6%
    1,995,613  Greentech Energy Systems
                  A/S (b)                            4,471,469
      175,808  Vestas Wind Systems A/S (b)           8,869,750
                                                --------------
                                                    13,341,219
                                                --------------
               FRANCE -- 3.9%
       34,275  Alstom S.A.                           1,249,585
    2,113,285  Theolia S.A. (b)                      3,646,089
                                                --------------
                                                     4,895,674
                                                --------------
               GERMANY -- 15.7%
      117,242  E. ON SE                              2,420,936
      334,985  Nordex SE (b)                         7,444,621
    1,381,985  PNE Wind AG                           5,591,902
       45,485  RWE AG                                1,953,494
       17,112  Siemens AG, ADR                       2,262,035
                                                --------------
                                                    19,672,988
                                                --------------
               GREECE -- 0.3%
       63,399  Terna Energy S.A.                       345,513
                                                --------------
               ITALY -- 1.1%
      474,451  Enel Green Power S.p.A.               1,343,509
                                                --------------
               JAPAN -- 4.4%
      574,796  Japan Wind Development Co.,
                  Ltd. (b)                           3,665,349
      118,300  Mitsui & Co., Ltd.                    1,896,444
                                                --------------
                                                     5,561,793
                                                --------------


SHARES         DESCRIPTION                               VALUE
--------------------------------------------------------------
               PORTUGAL -- 1.5%
      369,234  EDP-Energias de Portugal S.A.       $ 1,852,490
                                                --------------
               SOUTH KOREA -- 0.2%
       69,700  Dongkuk Structure & Construction
                  Co., Ltd.                            308,614
                                                --------------
               SPAIN -- 21.8%
       10,514  Acciona S.A.                            940,400
    1,032,642  EDP Renovaveis S.A.                   7,689,316
       47,134  Endesa S.A.                           1,823,272
      593,593  Gamesa Corp. Tecnologica
                  S.A. (b)                           7,411,988
    1,237,196  Iberdrola S.A.                        9,458,120
                                                --------------
                                                    27,323,096
                                                --------------
               SWEDEN -- 6.3%
      735,989  Arise AB (b)                          2,533,506
      669,712  Eolus Vind AB, Class B                3,518,180
       70,506  SKF AB, Class B                       1,799,174
                                                --------------
                                                     7,850,860
                                                --------------
               SWITZERLAND -- 0.3%
        9,431  BKW AG                                  347,760
                                                --------------
               UNITED KINGDOM -- 3.7%
       44,256  BP PLC, ADR                           2,334,504
       28,412  Royal Dutch Shell PLC, ADR            2,340,296
                                                --------------
                                                     4,674,800
                                                --------------
               UNITED STATES -- 12.3%
       96,641  AES (The) Corp.                       1,502,768
       22,003  Allegheny Technologies, Inc.            992,335
       23,800  Alliant Energy Corp.                  1,448,468
      224,232  Capstone Turbine Corp. (b)              338,590
       32,291  Duke Energy Corp.                     2,395,669
       48,819  Federal-Mogul Holdings Corp. (b)        987,608
       84,585  General Electric Co.                  2,222,894
       18,906  NextEra Energy, Inc.                  1,937,487
       37,382  NRG Energy, Inc.                      1,390,611
       12,000  Otter Tail Corp.                        363,480
       22,639  Trinity Industries, Inc.                989,777
       18,633  Woodward, Inc.                          935,004
                                                --------------
                                                    15,504,691
                                                --------------
               TOTAL COMMON STOCKS -- 98.2%        123,261,004
               (Cost $99,221,736)

               MONEY MARKET FUNDS -- 1.9%
    2,355,061  Morgan Stanley Institutional
                  Liquidity Fund - Treasury
                  Portfolio - Institutional
                  Class -0.03% (c)                   2,355,061
               (Cost $2,355,061)                --------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE GLOBAL WIND ENERGY INDEX FUND (FAN)

JUNE 30, 2014 (UNAUDITED)

               DESCRIPTION                               VALUE
--------------------------------------------------------------
               TOTAL INVESTMENTS -- 100.1%      $  125,616,065
               (Cost $101,576,797) (d)
               NET OTHER ASSETS AND
                  LIABILITIES -- (0.1)%               (106,581)
                                                --------------
               NET ASSETS -- 100.0%             $  125,509,484
                                                ==============


(a) Portfolio securities are categorized based upon their country of incorporation.

(b)   Non-income producing security.

(c)   Interest rate shown reflects yield as of June 30, 2014.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $26,294,001 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,254,733.

ADR - American Depositary Receipt


-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2       LEVEL 3
--------------------------------------------------------------
Common Stocks*        $ 123,261,004     $ --          $ --
Money Market Funds        2,355,061       --            --
                      ----------------------------------------
Total Investments     $ 125,616,065     $ --          $ --
                      ========================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2014.

                                               % OF
INDUSTRY                                    NET ASSETS
-----------------------------------------------------------
Independent Power and Renewable                27.9%
   Electricity Producers
Electrical Equipment                           25.1
Electric Utilities                             18.8
Construction & Engineering                      6.9
Multi-Utilities                                 5.8
Oil, Gas & Consumable Fuels                     4.0
Industrial Conglomerates                        3.6
Machinery                                       3.0
Money Market Funds                              1.9
Trading Companies & Distributors                1.5
Metals & Mining                                 0.8
Auto Components                                 0.8
-----------------------------------------------------------
TOTAL INVESTMENTS                             100.1
NET OTHER ASSETS AND LIABILITIES               (0.1)
                                             -------
TOTAL                                         100.0%
                                             =======


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE GLOBAL ENGINEERING AND CONSTRUCTION INDEX FUND (FLM)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2014 (UNAUDITED)

SHARES         DESCRIPTION                               VALUE
--------------------------------------------------------------
               COMMON STOCKS (a) -- 99.9%
               AUSTRALIA -- 1.6%
       19,863  Leighton Holdings Ltd.           $      369,540
                                                --------------
               CANADA -- 1.9%
        4,480  Aecon Group, Inc.                        71,164
        3,985  SNC-Lavalin Group, Inc.                 209,586
        2,966  Stantec, Inc.                           183,678
                                                --------------

                                                       464,428
                                                --------------
               CAYMAN ISLANDS -- 2.5%
      337,287  China State Construction
                  International Holdings Ltd.          591,854
                                                --------------
               CHINA -- 5.1%
      876,097  China Communications Construction
                  Co., Ltd., Class H                   587,802
    1,252,188  China Railway Group Ltd.,
                  Class H                              612,329
                                                --------------
                                                     1,200,131
                                                --------------
               FINLAND -- 0.4%
        8,293  YIT Oyj                                  95,501
                                                --------------
               FRANCE -- 5.1%
       14,306  Bouygues S.A.                           595,316
        7,560  Eiffage S.A.                            514,024
        1,368  Vinci S.A.                              102,277
                                                --------------
                                                     1,211,617
                                                --------------
               GERMANY -- 2.0%
        5,466  Hochtief AG                             473,101
                                                --------------
               JAPAN -- 24.2%
       50,000  CHIYODA Corp.                           605,597
       32,200  COMSYS Holdings Corp.                   598,515
       15,000  JGC Corp.                               455,752
      102,000  KAJIMA Corp.                            451,074
       10,000  KANDENKO Co., Ltd.                       58,141
       43,000  KINDEN Corp.                            418,094
        9,000  Kumagai Gumi Co. Ltd. (b)                23,010
       27,400  KYOWA EXEO Corp.                        390,018
       48,000  Maeda Corp.                             379,527
       21,000  Maeda Road Construction Co.,
                  Ltd.                                 363,388
       20,000  Nishimatsu Construction Co.,
                  Ltd.                                  85,090
       45,000  OBAYASHI Corp.                          321,159
       64,000  OKUMURA Corp.                           324,722
       83,000  Penta-Ocean Construction Co.,
                  Ltd.                                 275,288
       34,000  SHIMIZU Corp.                           240,640
        5,000  SHO-BOND Holdings Co., Ltd.             228,271
       32,000  TAISEI Corp.                            177,207
       43,000  TODA Corp.                              167,238
        9,400  TOSHIBA Plant Systems & Services
                  Corp.                                139,833


SHARES         DESCRIPTION                               VALUE
--------------------------------------------------------------
               JAPAN (CONTINUED)
        7,000  Toyo Engineering Corp.           $       30,541
                                                --------------
                                                     5,733,105
                                                --------------
               NETHERLANDS -- 11.0%
       19,833  Arcadis N.V.                            683,550
        8,481  Chicago Bridge & Iron Co. N.V.          578,404
       74,713  Koninklijke BAM Groep N.V.              366,046
       11,349  Koninklijke Boskalis Westminster
                  N.V.                                 650,901
      346,730  Royal Imtech N.V. (b) (c)               344,688
                                                --------------
                                                     2,623,589
                                                --------------
               NORWAY -- 2.8%
       37,965  Aker Solutions ASA                      659,793
                                                --------------
               PANAMA -- 1.4%
       42,045  McDermott International,
                  Inc. (b) (c)                         340,144
                                                --------------
               PORTUGAL -- 0.0%
        1,448  Mota-Engil, SGPS, S.A.                   11,341
                                                --------------
               SPAIN -- 6.0%
       15,926  ACS Actividades de
                  Construccion y Servicios S.A.        728,370
        7,028  Obrascon Huarte Lain S.A.               308,383
       35,421  Sacyr S.A. (b)                          224,370
        2,652  Tecnicas Reunidas S.A.                  164,048
                                                --------------
                                                     1,425,171
                                                --------------
               SWEDEN -- 3.3%
        9,105  NCC AB, Class B                         313,559
       34,169  Peab AB                                 267,203
        8,978  Skanska AB, Class B                     204,914
                                                --------------
                                                       785,676
                                                --------------
               SWITZERLAND -- 2.2%
       15,094  Foster Wheeler AG                       514,253
                                                --------------
               UNITED KINGDOM -- 12.5%
       33,516  AMEC PLC                                696,911
      166,662  Balfour Beatty PLC                      665,998
       25,820  Galliford Try PLC                       504,628
       25,927  Keller Group PLC                        408,659
       30,269  WS Atkins PLC                           683,788
                                                --------------
                                                     2,959,984
                                                --------------
               UNITED STATES -- 17.9%
       22,249  AECOM Technology Corp. (b)              716,418
       18,371  Dycom Industries, Inc. (b)              575,196
       12,058  EMCOR Group, Inc.                       536,943
        6,846  Fluor Corp.                             526,457
       14,116  Granite Construction, Inc.              507,894
        8,444  Jacobs Engineering Group,
                  Inc. (b)                             449,896


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE GLOBAL ENGINEERING AND CONSTRUCTION INDEX FUND (FLM)

JUNE 30, 2014 (UNAUDITED)

SHARES         DESCRIPTION                               VALUE
--------------------------------------------------------------
               COMMON STOCKS (a) (CONTINUED)
               UNITED STATES (CONTINUED)
       16,368  KBR, Inc.                        $      390,377
        1,252  Matrix Service Co. (b)                   41,053
        7,497  Quanta Services, Inc. (b)               259,246
        4,188  Tutor Perini Corp. (b)                  132,927
        2,547  URS Corp.                               116,780
                                                --------------
                                                     4,253,187
                                                --------------
               TOTAL COMMON STOCKS -- 99.9%         23,712,415
               (Cost $22,436,625)

               MONEY MARKET FUNDS -- 1.5%
      365,172  Goldman Sachs Financial Square
                  Treasury Instruments Fund -
                  Institutional Class -
                  0.001% (d) (e)                       365,172
               (Cost $365,172)

  PRINCIPAL
    VALUE
-------------
               REPURCHASE AGREEMENTS -- 0.7%
$     162,570  JPMorgan Chase & Co., 0.06% (d),
                  dated 06/30/14, due 07/01/14,
                  with a maturity value of
                  $162,570. Collateralized by
                  U.S. Treasury Note, interest
                  rate of 0.250%, due 08/15/15.
                  The value of the collateral
                  including accrued interest is
                  $165,978. (e)                        162,570
               (Cost $162,570)                  --------------


               TOTAL INVESTMENTS -- 102.1%          24,240,157
               (Cost $22,964,367) (f)
               NET OTHER ASSETS AND
                  LIABILITIES -- (2.1)%               (508,872)
                                                --------------
               NET ASSETS -- 100.0%                $23,731,285
                                                ==============


(a) Portfolio securities are categorized based upon their country of incorporation.

(b)   Non-income producing security.

(c) All or a portion of this security is on loan. (See Note 2D - Securities Lending in the Notes to Quarterly Portfolio of Investments). The aggregate value of such securities is $309,108 and the total value of the collateral held by the Fund is $527,742.

(d)   Interest rate shown reflects yield as of June 30, 2014.

(e)   This security serves as collateral for securities on loan.

(f) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,689,637 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,413,847.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1        LEVEL 2      LEVEL 3
--------------------------------------------------------------
Common Stocks*         $ 23,712,415    $     --     $  --
Money Market Funds          365,172          --        --
Repurchase Agreements            --     162,570        --
                       ---------------------------------------
Total Investments      $ 24,077,587    $162,570     $  --
                       =======================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2014.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE GLOBAL ENGINEERING AND CONSTRUCTION INDEX FUND (FLM)

JUNE 30, 2014 (UNAUDITED)

                                            % OF
INDUSTRY                                 NET ASSETS
----------------------------------------------------
Construction & Engineering                  88.2%
Energy Equipment & Services                  8.0
Professional Services                        3.7
Money Market Funds                           1.5
Repurchase Agreements                        0.7
----------------------------------------------------
TOTAL INVESTMENTS                          102.1
NET OTHER ASSETS AND LIABILITIES            (2.1)
                                           -------
TOTAL                                      100.0%
                                           =======


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND (GRID)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2014 (UNAUDITED)

SHARES         DESCRIPTION                               VALUE
--------------------------------------------------------------
               COMMON STOCKS (a) -- 100.0%
               CAYMAN ISLANDS -- 2.2%
      385,250  Wasion Group Holdings Ltd.       $      289,296
                                                --------------
               FRANCE -- 9.2%
        4,638  Alstom S.A.                             169,090
       11,003  Schneider Electric SE                 1,035,816
                                                --------------
                                                     1,204,906
                                                --------------
               GERMANY -- 4.4%
          254  PSI AG fuer Produkte und
                  Systeme de
                  Informationstechnologie (b)            4,523
        1,950  Siemens AG                              257,535
        8,424  SMA Solar Technology AG (b) (c)         316,635
                                                --------------
                                                       578,693
                                                --------------
               IRELAND -- 2.1%
        3,518  Eaton Corp. PLC                         271,519
                                                --------------
               ITALY -- 3.8%
       22,317  Prysmian S.p.A.                         504,218
                                                --------------
               JAPAN -- 4.1%
        6,000  NGK Insulators Ltd.                     136,222
       18,000  Osaki Electric Co., Ltd.                101,101
       63,000  TOSHIBA Corp.                           294,151
                                                --------------
                                                       531,474
                                                --------------
               SPAIN -- 8.4%
       12,077  Red Electrica Corp. S.A. (c)          1,104,674
                                                --------------
               SWITZERLAND -- 7.6%
       43,593  ABB Ltd.                              1,003,799
                                                --------------
               UNITED KINGDOM -- 2.7%
       22,999  Melrose Industries PLC                  102,415
       17,370  National Grid PLC                       249,706
                                                --------------
                                                       352,121
                                                --------------
               UNITED STATES -- 55.5%
       26,499  Advanced Energy Industries,
                  Inc. (b)                             510,106
       42,458  American Superconductor
                  Corp. (b) (c)                         69,207
          549  AZZ, Inc.                                25,298
       10,470  Badger Meter, Inc.                      551,245
          544  Digi International, Inc. (b)              5,124
       23,512  Echelon Corp. (b)                        57,134
       21,856  EnerNOC, Inc. (b)                       414,171
        8,965  Enphase Energy, Inc. (b)                 76,651
       15,425  ESCO Technologies, Inc.                 534,322
       20,338  General Cable Corp.                     521,873
        9,679  General Electric Co.                    254,364
        2,783  Honeywell International, Inc.           258,680
        1,117  Hubbell, Inc., Class B                  137,559
       28,339  ITC Holdings Corp.                    1,033,807
       13,487  Itron, Inc. (b)                         546,898


SHARES         DESCRIPTION                               VALUE
--------------------------------------------------------------
               UNITED STATES (CONTINUED)
        5,362  Johnson Controls, Inc.           $      267,725
        1,299  MasTec, Inc. (b)                         40,035
       17,244  MYR Group, Inc. (b)                     436,790
       20,407  Pike Corp. (b)                          182,847
       16,650  PowerSecure International,
                  Inc. (b)                             162,171
       30,551  Quanta Services, Inc. (b)             1,056,454
          531  Valmont Industries, Inc.                 80,685
          839  WESCO International, Inc. (b)            72,473
                                                --------------
                                                     7,295,619
                                                --------------
               TOTAL COMMON STOCKS -- 100.0%        13,136,319
               (Cost $11,188,330)

               MONEY MARKET FUNDS -- 5.3%
      702,941  Goldman Sachs Financial Square
                  Treasury Instruments Fund -
                  Institutional Class -
                  0.001% (d) (e)                       702,941
               (Cost $702,941)


  PRINCIPAL
    VALUE
-------------
               REPURCHASE AGREEMENTS -- 2.4%
$     312,941  JPMorgan Chase & Co., 0.06% (d),
                  dated 06/30/14, due 07/01/14,
                  with a maturity value of
                  $312,941. Collateralized by
                  U.S. Treasury Note, interest
                  rate of 0.250%, due 08/15/15.
                  The value of the collateral
                  including accrued interest is
                  $319,500. (e)                        312,941
               (Cost $312,941)                  --------------

               TOTAL INVESTMENTS -- 107.7%          14,152,201
               (Cost $12,204,212) (f)
               NET OTHER ASSETS AND
                  LIABILITIES -- (7.7)%             (1,011,742)
                                                --------------
               NET ASSETS -- 100.0%             $   13,140,459
                                                ==============


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND (GRID)

JUNE 30, 2014 (UNAUDITED)


(a) Portfolio securities are categorized based upon their country of incorporation.

(b)   Non-income producing security.

(c) All or a portion of this security is on loan. (See Note 2D - Securities Lending in the Notes to Quarterly Portfolio of Investments). The aggregate value of such securities is $967,250 and the total value of the collateral held by the Fund is $1,015,882.

(d)   Interest rate shown reflects yield as of June 30, 2014.

(e)   This security serves as collateral for securities on loan.

(f) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,417,530 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $469,541.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS             LEVEL 1       LEVEL 2        LEVEL 3
--------------------------------------------------------------
Common Stocks*       $ 13,136,319   $         --   $        --
Money Market Funds        702,941             --            --
Repurchase
   Agreements                  --        312,941            --
                     -----------------------------------------
Total Investments    $ 13,839,260   $    312,941   $        --
                     =========================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2014.

                                                % OF
INDUSTRY                                     NET ASSETS
--------------------------------------------------------
Electrical Equipment                            30.3%
Electric Utilities                              16.3
Construction & Engineering                      13.1
Electronic Equipment, Instruments &
   Components                                   11.8
Machinery                                        6.5
Semiconductors & Semiconductor
   Equipment                                     6.3
Industrial Conglomerates                         6.1
Money Market Funds                               5.3
Software                                         3.2
Repurchase Agreements                            2.4
Auto Components                                  2.0
Aerospace & Defense                              2.0
Multi-Utilities                                  1.9
Trading Companies & Distributors                 0.5
Communications Equipment                         0.0**
--------------------------------------------------------
TOTAL INVESTMENTS                              107.7
NET OTHER ASSETS AND LIABILITIES                (7.7)
                                              -------
TOTAL                                          100.0%
                                              =======

**   Amount is less than 0.1%.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE GLOBAL COPPER INDEX FUND (CU)

JUNE 30, 2014 (UNAUDITED)

SHARES         DESCRIPTION                               VALUE
--------------------------------------------------------------
               COMMON STOCKS (a) -- 99.2%
               AUSTRALIA -- 4.1%
      391,255  Aditya Birla Minerals Ltd. (b)   $       70,098
      303,021  OZ Minerals Ltd.                      1,168,652
                                                --------------
                                                     1,238,750
                                                --------------
               CANADA -- 37.7%
      501,163  Capstone Mining Corp. (b)             1,207,056
      390,586  Copper Mountain Mining Corp. (b)        896,805
      106,177  First Quantum Minerals Ltd.           2,270,708
      131,195  HudBay Minerals, Inc.                 1,213,528
       83,194  Imperial Metals Corp. (b)             1,217,055
      509,227  Katanga Mining Ltd. (b)                 195,664
      260,711  Lundin Mining Corp. (b)               1,434,210
      967,649  Northern Dynasty Minerals
                 Ltd. (b)                              809,922
      351,137  Taseko Mines Ltd. (b)                   877,842
      366,563  Turquoise Hill Resources
                 Ltd. (b)                            1,226,400
                                                --------------
                                                    11,349,190
                                                --------------
               CHINA -- 4.3%
      812,739  Jiangxi Copper Co., Ltd.,
                 Class H                             1,285,634
                                                --------------
               PERU -- 1.0%
       12,549  Sociedad Minera Cerro Verde
                 S.A.A. (b)                            290,008
                                                --------------
               POLAND -- 5.7%
       41,633  KGHM Polska Miedz S.A.                1,706,091
                                                --------------
               RUSSIA -- 4.6%
       70,672  MMC Norilsk Nickel OJSC, ADR          1,400,012
                                                --------------
               TURKEY -- 2.5%
      325,320  Park Elektrik Uretim Madencilik
                 Sanayi ve Ticaret A.S.                750,880
                                                --------------
               UNITED KINGDOM -- 24.3%
      166,804  Antofagasta PLC                       2,178,112
      282,115  Kazakhmys PLC (b)                     1,468,222
       40,928  Rio Tinto PLC, ADR                    2,221,572
       75,767  Vedanta Resources PLC                 1,438,007
                                                --------------
                                                     7,305,913
                                                --------------
               UNITED STATES -- 15.0%
       62,170  Freeport-McMoRan Copper & Gold,
                 Inc.                                2,269,205
       73,509  Southern Copper Corp.                 2,232,468
                                                --------------
                                                     4,501,673
                                                --------------

               TOTAL INVESTMENTS -- 99.2%           29,828,151
               (Cost $37,852,205) (c)
               NET OTHER ASSETS AND
                 LIABILITIES -- 0.8%                   247,402
                                                --------------
               NET ASSETS -- 100.0%             $   30,075,553
                                                ==============

(a) Portfolio securities are categorized based upon their country of incorporation.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $783,181 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $8,807,235.

ADR   - American Depositary Receipt


-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS             LEVEL 1       LEVEL 2       LEVEL 3
--------------------------------------------------------------
Common Stocks*      $ 29,828,151       $ --          $ --
                    ==========================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2014.


                                                % OF
INDUSTRY                                     NET ASSETS
--------------------------------------------------------
Metals & Mining                                 99.2%
--------------------------------------------------------
TOTAL INVESTMENTS                               99.2
NET OTHER ASSETS AND LIABILITIES                 0.8
                                              -------
TOTAL                                          100.0%
                                              =======


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE GLOBAL PLATINUM INDEX FUND (PLTM)

JUNE 30, 2014 (UNAUDITED)


SHARES         DESCRIPTION                               VALUE
--------------------------------------------------------------
               COMMON STOCKS (a) -- 100.8%
               BERMUDA -- 4.8%
    1,282,861  Aquarius Platinum Ltd. (b)       $      510,448
                                                --------------
               CANADA -- 14.3%
    4,185,251  Eastern Platinum Ltd. (b)               411,838
    1,599,798  North American Palladium
                 Ltd. (b)                             449,543
      411,335  Platinum Group Metals Ltd. (b)          489,570
      144,451  PolyMet Mining Corp. (b)                156,007
                                                --------------
                                                     1,506,958
                                                --------------
               CHINA -- 4.6%
    2,968,648  Xinjiang Xinxin Mining Industry
                 Co., Ltd., Class H (b)                490,280
                                                --------------
               GUERNSEY -- 1.3%
       17,096  Zimplats Holdings Ltd. (b)              130,578
                                                --------------
               HONG KONG -- 4.9%
    1,739,099  MMG Ltd.                                520,581
                                                --------------
               JAPAN -- 3.4%
       14,500  Furuya Metal Co., Ltd.                  358,546
                                                --------------
               RUSSIA -- 9.3%
       49,820  MMC Norilsk Nickel OJSC, ADR            986,934
                                                --------------
               SOUTH AFRICA -- 31.2%
       27,575  African Rainbow Minerals Ltd.           484,942
       10,857  Anglo American Platinum Ltd. (b)        470,695
       89,542  Impala Platinum Holdings Ltd.           899,882
      112,724  Northam Platinum Ltd. (b)               482,270
       76,130  Royal Bafokeng Platinum Ltd. (b)        508,249
    3,737,838  Wesizwe Platinum Ltd. (b)               456,905
                                                --------------
                                                     3,302,943
                                                --------------
               UNITED KINGDOM -- 17.5%
       17,716  Johnson Matthey PLC                     939,889
      225,064  Lonmin PLC (b)                          913,629
                                                --------------
                                                     1,853,518
                                                --------------
               UNITED STATES -- 9.5%
       57,281  Stillwater Mining Co. (b)             1,005,282
                                                --------------

               TOTAL INVESTMENTS -- 100.8%          10,666,068
               (Cost $10,875,189) (c)
               NET OTHER ASSETS AND
                 LIABILITIES -- (0.8)%                 (82,118)
                                                --------------
               NET ASSETS -- 100.0%                $10,583,950
                                                ==============


(a) Portfolio securities are categorized based upon their country of incorporation.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,210,472 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,419,593.

ADR   - American Depositary Receipt


-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1        LEVEL 2       LEVEL 3
--------------------------------------------------------------
Common Stocks*       $ 10,666,068      $ --           $ --
                    ==========================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of June 30, 2014, the Fund transferred $127,278 from Level 2 to Level 1 of the fair value hierarchy. The common stock that transferred from Level 2 to Level 1 did so because it previously lacked trading volume on the primary exchange but is now being priced on the primary exchange.


                                               % OF
INDUSTRY                                    NET ASSETS
-------------------------------------------------------
Metals & Mining                                 88.5%
Chemicals                                        8.9
Semiconductors & Semiconductor Equipment         3.4
-------------------------------------------------------
TOTAL INVESTMENTS                              100.8
NET OTHER ASSETS AND LIABILITIES                (0.8)
                                              -------
TOTAL                                          100.0%
                                              =======


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST BICK INDEX FUND (BICK)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2014 (UNAUDITED)


SHARES         DESCRIPTION                               VALUE
--------------------------------------------------------------
               COMMON STOCKS (a) -- 99.7%
               BRAZIL -- 34.3%
       50,163  Ambev S.A., ADR                  $      353,148
       23,200  Banco Bradesco S.A., ADR                336,864
       13,492  Banco do Brasil S.A.                    151,438
       50,305  Banco Santander Brasil S.A., ADR        348,111
       10,977  BB Seguridade Participacoes S.A.        160,370
       30,141  BM&F BOVESPA S.A.                       158,651
        6,800  BRF S.A.                                164,991
       19,111  CCR S.A.                                156,123
        3,326  Cia Brasileira de Distribuicao
                  (Preference Shares)                  155,048
       34,100  Cia de Saneamento Basico do
                  Estado de Sao Paulo, ADR             365,552
        7,911  Cielo S.A.                              163,089
       44,963  Companhia Energetica de Minas
                  Gerais, ADR                          359,254
       84,279  Companhia Siderurgica Nacional
                  S.A., ADR                            359,029
        9,784  Embraer S.A., ADR                       356,431
       58,305  Gerdau S.A., ADR                        343,416
       23,291  Itau Unibanco Holding S.A., ADR         334,925
       38,533  Itausa-Investimentos Itau S.A.
                  (Preference Shares)                  150,679
        5,831  Kroton Educacional S.A.                 163,859
        8,653  Natura Cosmeticos S.A.                  146,860
      167,763  Oi S.A. (Preference Shares)             148,819
       22,411  Petroleo Brasileiro S.A., ADR           327,873
       17,198  Telefonica Brasil S.A., ADR             352,731
       11,967  Tim Participacoes S.A., ADR             347,402
        6,746  Ultrapar Participacoes S.A.             159,437
       27,764  Vale S.A., ADR                          367,318
                                                --------------
                                                     6,431,418
                                                --------------
               CAYMAN ISLANDS -- 10.4%
        1,998  Baidu, Inc., ADR (b)                    373,246
        6,212  Ctrip.com International Ltd.,
                  ADR (b)                              397,816
        4,716  NetEase, Inc., ADR                      369,546
        4,080  Qihoo 360 Technology Co., Ltd.,
                  ADR (b)                              375,523
        3,025  Tencent Holdings Ltd.                    46,134
        2,009  Vipshop Holdings Ltd., ADR (b)          377,170
                                                --------------
                                                     1,939,435
                                                --------------
               CHINA -- 4.1%
       95,152  Agricultural Bank of China Ltd.,
                  Class H                               41,987
       12,824  Anhui Conch Cement Co., Ltd.,
                  Class H                               44,013
       94,111  Bank of China Ltd., Class H              42,135
        8,000  BYD Co., Ltd., Class H (b)               45,985
       76,000  China CITIC Bank Corp. Ltd.,
                  Class H                               46,088


SHARES         DESCRIPTION                               VALUE
--------------------------------------------------------------
               CHINA (CONTINUED)
       60,252  China Construction Bank Corp.,
                  Class H (b)                   $       45,556
       16,837  China Life Insurance Co., Ltd.,
                  Class H                               44,100
       23,525  China Merchants Bank Co., Ltd.,
                  Class H (b)                           46,380
       50,525  China Minsheng Banking Corp.,
                  Ltd., Class H                         45,763
       13,000  China Pacific Insurance (Group)
                  Co., Ltd., Class H                    45,875
       48,619  China Petroleum & Chemical Corp.,
                  Class H                               46,358
       16,024  China Shenhua Energy Co., Ltd.,
                  Class H (b)                           46,312
       92,000  China Telecom Corp., Ltd.,
                  Class H                               44,989
       11,638  Great Wall Motor Co., Ltd.,
                  Class H                               43,246
       71,394  Industrial & Commercial Bank of
                  China Ltd., Class H                   45,137
       36,703  PetroChina Co., Ltd., Class H            46,362
        5,665  Ping An Insurance (Group) Co.
                  of China Ltd., Class H                43,856
                                                --------------
                                                       764,142
                                                --------------
               HONG KONG -- 0.5%
       25,597  CNOOC Ltd.                               45,973
       36,776  Lenovo Group Ltd.                        50,203
                                                --------------
                                                        96,176
                                                --------------
               INDIA -- 38.5%
       18,101  Axis Bank Ltd., GDR                     573,802
       13,749  Dr. Reddy's Laboratories Ltd.,
                  ADR                                  593,269
       11,741  HDFC Bank Ltd., ADR                     549,714
       11,081  ICICI Bank Ltd., ADR (b)                552,942
       10,295  Infosys Ltd., ADR                       553,562
       19,609  Larsen & Toubro Ltd., GDR               550,425
       26,743  Mahindra & Mahindra Ltd., GDR           515,070
       15,146  Reliance Industries Ltd., GDR (c)       509,663
       28,690  Sesa Sterlite Ltd., ADR                 555,438
        6,304  State Bank of India, GDR                562,317
       14,551  Tata Motors Ltd., ADR                   568,362
       63,839  Tata Steel Ltd., GDR                    557,315
       48,197  Wipro Ltd., ADR                         573,062
                                                --------------
                                                     7,214,941
                                                --------------
               JERSEY -- 3.2%
       30,686  WNS Holdings Ltd., ADR (b)              588,557
                                                --------------
               MAURITIUS -- 3.6%
       19,163  MakeMyTrip Ltd. (b)                     673,196
                                                --------------
               SOUTH KOREA -- 0.0%
            8  Celltrion, Inc. (d)                         368
           13  Daewoo Shipbuilding & Marine
                  Engineering Co., Ltd.                    330


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST BICK INDEX FUND (BICK)

JUNE 30, 2014 (UNAUDITED)


SHARES         DESCRIPTION                               VALUE
--------------------------------------------------------------
            COMMON STOCKS (a) (CONTINUED)
            SOUTH KOREA (CONTINUED)
           10  Hana Financial Group, Inc.       $          371
            2  Hyundai Heavy Industries Co.,
                  Ltd.                                     350
            1  Hyundai Mobis                               281
            2  Hyundai Motor Co.                           454
            5  Hyundai Steel Co.                           368
           10  KB Financial Group, Inc.                    348
            6  Kia Motors Corp.                            336
            1  LG Chem Ltd.                                292
           12  LG Display Co., Ltd. (b)                    377
            5  LG Electronics, Inc.                        367
            2  Lotte Chemical Corp.                        365
            2  NCsoft Corp.                                361
            1  POSCO                                       300
            5  Samsung C&T Corp.                           369
            1  Samsung Fire & Marine Insurance
                  Co., Ltd.                                254
           13  Samsung Heavy Industries Co.,
                   Ltd.                                    348
            3  Samsung Life Insurance Co., Ltd.            302
            2  Samsung SDI Co., Ltd.                       320
            8  Shinhan Financial Group Co., Ltd.           370
            8  SK Hynix, Inc. (b)                          384
            3  SK Innovation Co., Ltd.                     335
                                                --------------
                                                         7,950
                                                --------------
               UNITED KINGDOM -- 5.1%
       50,200  Vedanta Resources PLC                   952,762
                                                --------------

               TOTAL INVESTMENTS -- 99.7%           18,668,577
               (Cost $18,279,074) (e)
               NET OTHER ASSETS AND
                  LIABILITIES -- 0.3%                   57,705
                                                --------------
            NET ASSETS -- 100.0%                $   18,726,282
                                                ==============

(a) Portfolio securities are categorized based upon their country of incorporation.

(b)   Non-income producing security.

(c) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund's advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At June 30, 2014, securities noted as such amounted to $509,663 or 2.72% of net assets.

(d) Non-income producing security which pays in-kind distributions. For the nine months ended June 30, 2014, the Fund received 153 shares of Celltrion, Inc.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,791,005 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,401,502.

ADR   - American Depositary Receipt

GDR   - Global Depositary Receipt


-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS             LEVEL 1       LEVEL 2       LEVEL 3
--------------------------------------------------------------
Common Stocks*      $ 18,668,577        $ --          $ --
                    ==========================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2014.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST BICK INDEX FUND (BICK)

JUNE 30, 2014 (UNAUDITED)

                                                % OF
INDUSTRY                                     NET ASSETS
--------------------------------------------------------
Banks                                           20.7%
Metals & Mining                                 16.7
IT Services                                     10.0
Internet & Catalog Retail                        7.7
Oil, Gas & Consumable Fuels                      6.3
Automobiles                                      6.3
Internet Software & Services                     6.2
Pharmaceuticals                                  3.2
Construction & Engineering                       2.9
Diversified Telecommunication Services           2.9
Water Utilities                                  2.0
Electric Utilities                               1.9
Aerospace & Defense                              1.9
Beverages                                        1.9
Wireless Telecommunication Services              1.9
Insurance                                        1.6
Food Products                                    0.9
Diversified Consumer Services                    0.9
Diversified Financial Services                   0.9
Transportation Infrastructure                    0.8
Food & Staples Retailing                         0.8
Personal Products                                0.8
Technology Hardware, Storage & Peripherals       0.3
Construction Materials                           0.2
Machinery                                        0.0**
Electronic Equipment, Instruments &
   Components                                    0.0**
Chemicals                                        0.0**
Semiconductors & Semiconductor Equipment         0.0**
Trading Companies & Distributors                 0.0**
Household Durables                               0.0**
Software                                         0.0**
Auto Components                                  0.0**
--------------------------------------------------------
TOTAL INVESTMENTS                               99.7
NET OTHER ASSETS AND LIABILITIES                 0.3
                                              -------
TOTAL                                          100.0%
                                              =======


**   Amount is less than 0.1%.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ CEA SMARTPHONE INDEX FUND (FONE)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2014 (UNAUDITED)


SHARES         DESCRIPTION                               VALUE
--------------------------------------------------------------
               COMMON STOCKS (a) -- 99.6%
               BERMUDA -- 1.3%
       10,216  Marvell Technology Group Ltd.    $      146,395
                                                --------------
               CANADA -- 6.9%
       43,256  BlackBerry Ltd. (b) (c)                 442,941
       27,742  Celestica, Inc. (c)                     348,440
                                                --------------
                                                       791,381
                                                --------------
               CAYMAN ISLANDS -- 3.2%
      577,853  FIH Mobile Ltd. (c)                     366,825
                                                --------------
               CHINA -- 3.1%
       32,446  BYD Co., Ltd., Class H (c)              186,503
       82,378  ZTE Corp., Class H                      162,409
                                                --------------
                                                       348,912
                                                --------------
               FINLAND -- 2.7%
       40,516  Nokia Oyj, ADR                          306,301
                                                --------------
               FRANCE -- 2.4%
       39,668  Alcatel-Lucent, ADR (c)                 141,218
        4,365  Orange                                   68,885
        2,783  Vivendi S.A.                             68,098
                                                --------------
                                                       278,201
                                                --------------
               GERMANY -- 0.7%
        4,344  Deutsche Telekom AG                      76,138
                                                --------------
               GUERNSEY -- 1.3%
        3,306  Amdocs Ltd.                             153,167
                                                --------------
               HONG KONG -- 0.6%
        7,426  China Mobile Ltd.                        72,052
                                                --------------
               ITALY -- 0.7%
       58,768  Telecom Italia S.p.A. (c)                74,436
                                                --------------
               JAPAN -- 9.6%
        1,234  KDDI Corp.                               75,267
        7,400  KYOCERA Corp.                           351,209
        4,400  NTT DOCOMO, Inc.                         75,226
        1,000  SoftBank Corp.                           74,458
       20,600  SONY Corp.                              342,028
       39,000  TOSHIBA Corp.                           182,094
                                                --------------
                                                     1,100,282
                                                --------------
               NETHERLANDS -- 2.6%
        1,464  Gemalto N.V.                            151,752
       15,882  STMicroelectronics N.V.                 142,488
                                                --------------
                                                       294,240
                                                --------------
               RUSSIA -- 0.7%
        3,951  Mobile TeleSystems, ADR                  77,993
                                                --------------
               SINGAPORE -- 4.6%
        2,251  Avago Technologies Ltd.                 162,229


SHARES         DESCRIPTION                               VALUE
--------------------------------------------------------------
               SINGAPORE (CONTINUED)
       32,325  Flextronics International
                  Ltd. (c)                      $      357,838
                                                --------------
                                                       520,067
                                                --------------
               SOUTH KOREA -- 6.3%
        4,913  KT Corp., ADR                            74,383
        4,601  LG Electronics, Inc.                    337,867
          232  Samsung Electronics Co., Ltd.           303,127
                                                --------------
                                                       715,377
                                                --------------
               SPAIN -- 0.7%
        4,349  Telefonica S.A.                          74,558
                                                --------------
               SWEDEN -- 1.3%
       12,672  Telefonaktiebolaget LM Ericsson,
                  Class B                              153,148
                                                --------------
               TAIWAN -- 8.5%
       61,610  HTC Corp.                               284,754
      352,058  Inventec Corp.                          337,225
      386,573  Wistron Corp.                           352,807
                                                --------------
                                                       974,786
                                                --------------
               UNITED KINGDOM -- 0.6%
       20,789  Vodafone Group PLC                       69,377
                                                --------------
               UNITED STATES -- 41.8%
        2,794  Agilent Technologies, Inc.              160,487
        4,801  Altera Corp.                            166,883
        3,037  Analog Devices, Inc.                    164,211
        3,635  Apple, Inc.                             337,801
        2,060  AT&T, Inc.                               72,842
       14,176  Benchmark Electronics, Inc. (c)         361,204
        4,991  Broadcom Corp., Class A                 185,266
       10,164  CEVA, Inc. (c)                          150,122
        8,200  Ciena Corp. (c)                         177,612
        2,073  Crown Castle International Corp.        153,941
          278  Google, Inc., Class A (c)               162,538
          284  Google, Inc., Class C (c)               163,379
        4,644  Maxim Integrated Products, Inc.         157,014
        5,564  Micron Technology, Inc. (c)             183,334
        2,359  Motorola Solutions, Inc.                157,039
        7,076  OmniVision Technologies, Inc. (c)       155,530
        1,977  QUALCOMM, Inc.                          156,578
       16,904  RF Micro Devices, Inc. (c)              162,109
       16,155  Sanmina Corp. (c)                       368,011
        1,567  SBA Communications Corp.,
                  Class A (c)                          160,304
        3,673  Skyworks Solutions, Inc.                172,484
        7,650  Sprint Corp. (c)                         65,254
        2,337  Synaptics, Inc. (c)                     211,826
        3,386  Texas Instruments, Inc.                 161,817
       10,223  TriQuint Semiconductor, Inc. (c)        161,626


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ CEA SMARTPHONE INDEX FUND (FONE)

JUNE 30, 2014 (UNAUDITED)


SHARES         DESCRIPTION                               VALUE
--------------------------------------------------------------
               COMMON STOCKS (a) (CONTINUED)
               UNITED STATES (CONTINUED)
        1,462  Verizon Communications, Inc.     $       71,536
        3,387  Xilinx, Inc.                            160,239
                                                --------------
                                                     4,760,987
                                                --------------
               TOTAL COMMON STOCKS -- 99.6%         11,354,623
               (Cost $8,901,697)

               MONEY MARKET FUNDS -- 1.4%
      163,301  Goldman Sachs Financial Square
                  Treasury Instruments Fund -
                  Institutional Class -
                  0.001% (d) (e)                       163,301
               (Cost $163,301)

  PRINCIPAL
    VALUE
-------------
               REPURCHASE AGREEMENTS -- 0.7%
$      72,699  JPMorgan Chase & Co., 0.06% (d),
                  dated 06/30/14, due 07/01/14,
                  with a maturity value of
                  $72,699. Collateralized by
                  U.S. Treasury Note, interest
                  rate of 0.250%, due 08/15/15.
                  The value of the collateral
                  including accrued interest is
                  $74,223. (e)                          72,699
               (Cost $72,699)                   --------------

               TOTAL INVESTMENTS -- 101.7%          11,590,623
               (Cost $9,137,697) (f)
               NET OTHER ASSETS AND
                  LIABILITIES -- (1.7)%               (190,186)
                                                --------------
               NET ASSETS -- 100.0%             $   11,400,437
                                                ==============


(a) Portfolio securities are categorized based upon their country of incorporation.

(b) All or a portion of this security is on loan. (See Note 2D - Securities Lending in the Notes to Quarterly Portfolio of Investments). The aggregate value of such securities is $230,808 and the total value of the collateral held by the Fund is $236,000.

(c)   Non-income producing security.

(d)   Interest rate shown reflects yield as of June 30, 2014.

(e)   This security serves as collateral for securities on loan.

(f) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,792,404 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $339,478.

ADR   - American Depositary Receipt


-----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2       LEVEL 3
--------------------------------------------------------------
Common Stocks*        $11,354,623     $     --        $  --
Money Market Funds        163,301           --           --
Repurchase
   Agreements                  --       72,699           --
                      ----------------------------------------
Total Investments     $11,517,924     $ 72,699        $  --
                      ========================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2014.


                                                % OF
INDUSTRY                                     NET ASSETS
--------------------------------------------------------
Semiconductors & Semiconductor Equipment        25.9%
Electronic Equipment, Instruments &
   Components                                   18.9
Technology Hardware, Storage & Peripherals      18.1
Communications Equipment                         8.3
Household Durables                               6.0
Wireless Telecommunication Services              5.9
Diversified Telecommunication Services           5.1
Internet Software & Services                     2.9
Automobiles                                      1.6
Industrial Conglomerates                         1.6
Money Market Funds                               1.4
Life Sciences Tools & Services                   1.4
IT Services                                      1.3
Real Estate Investment Trusts                    1.3
Software                                         1.3
Repurchase Agreements                            0.7
--------------------------------------------------------
TOTAL INVESTMENTS                              101.7
NET OTHER ASSETS AND LIABILITIES                (1.7)
                                              -------
TOTAL                                          100.0%
                                              =======


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND (CARZ)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2014 (UNAUDITED)



SHARES         DESCRIPTION                               VALUE
--------------------------------------------------------------
               COMMON STOCKS (a) -- 99.9%
               BERMUDA -- 1.3%
      416,291  Brilliance China Automotive
                  Holdings Ltd.                 $      780,975
                                                --------------
               CAYMAN ISLANDS -- 0.6%
      715,000  Geely Automobile Holdings Ltd.          251,852
        4,047  Kolao Holdings                           91,795
                                                --------------
                                                       343,647
                                                --------------
               CHINA -- 3.5%
      144,000  AviChina Industry & Technology
                  Co., Ltd., Class H                    81,379
      103,577  BYD Co., Ltd., Class H (b) (c)          595,370
      127,992  Chongqing Changan Automobile Co.
                  Ltd., Class B                        252,668
      145,737  Dongfeng Motor Group Co., Ltd.,
                  Class H                              260,997
      156,127  Great Wall Motor Co., Ltd.,
                  Class H                              580,158
      335,032  Guangzhou Automobile Group Co.,
                  Ltd., Class H                        388,185
                                                --------------
                                                     2,158,757
                                                --------------
               FRANCE -- 5.1%
       57,924  Peugeot S.A. (c)                        856,209
       25,295  Renault S.A.                          2,287,045
                                                --------------
                                                     3,143,254
                                                --------------
               GERMANY -- 19.2%
       18,969  Bayerische Motoren Werke AG           2,405,736
       50,125  Daimler AG                            4,694,714
       22,296  Porsche Automobil Holding SE
                  (Preference Shares)                2,323,021
        8,958  Volkswagen AG (Preference
                  Shares)                            2,352,656
                                                --------------
                                                    11,776,127
                                                --------------
               ITALY -- 2.3%
      132,177  Fiat S.p.A. (c)                       1,304,938
       25,247  Piaggio & C. S.p.A. (c)                  89,884
                                                --------------
                                                     1,394,822
                                                --------------
               JAPAN -- 34.6%
       31,600  Daihatsu Motor Co., Ltd.                561,785
       90,000  Fuji Heavy Industries Ltd.            2,491,980
      136,100  Honda Motor Co., Ltd.                 4,751,845
      403,000  Mazda Motor Corp.                     1,889,591
       93,500  Mitsubishi Motors Corp.               1,031,864
      263,900  Nissan Motor Co., Ltd.                2,503,409
       11,600  Nissan Shatai Co., Ltd.                 196,606
       63,500  Suzuki Motor Corp.                    1,988,900
       84,200  Toyota Motor Corp.                    5,056,738
       42,200  Yamaha Motor Co., Ltd.                  726,071
                                                --------------
                                                    21,198,789
                                                --------------


SHARES         DESCRIPTION                               VALUE
--------------------------------------------------------------
               MALAYSIA -- 0.5%
      100,570  UMW Holdings Berhad              $      342,020
                                                --------------

               SOUTH KOREA -- 7.7%
       10,832  Hyundai Motor Co.                     2,456,952
       39,163  Kia Motors Corp.                      2,190,775
        6,433  Ssangyong Motor Co. (c)                  55,632
                                                --------------
                                                     4,703,359
                                                --------------
               TAIWAN -- 0.5%
      103,260  Sanyang Industrial Co., Ltd.            108,247
      130,594  Yulon Motor Co., Ltd.                   212,568
                                                --------------
                                                       320,815
                                                --------------
               UNITED STATES -- 24.6%
      289,986  Ford Motor Co.                        4,999,359
      137,865  General Motors Co.                    5,004,500
       32,964  Harley-Davidson, Inc.                 2,302,535
       11,473  Tesla Motors, Inc. (c)                2,754,208
                                                --------------
                                                    15,060,602
                                                --------------

               TOTAL COMMON STOCKS -- 99.9%         61,223,167
               (Cost $52,915,359)

               MONEY MARKET FUNDS -- 0.5%
      287,181  Goldman Sachs Financial Square
                  Treasury Instruments Fund -
                  Institutional Class -
                  0.001% (d) (e)                       287,181
               (Cost $287,181)

  PRINCIPAL
    VALUE
-------------

               REPURCHASE AGREEMENTS -- 0.2%
$     127,849  JPMorgan Chase & Co., 0.06% (d),
                  dated 06/30/14, due 07/01/14,
                  with a maturity value of
                  $127,849. Collateralized by
                  U.S. Treasury Note, interest
                  rate of 0.250%, due 08/15/15.
                  The value of the collateral
                  including accrued interest is
                  $130,529. (e)                        127,849
               (Cost $127,849)                  --------------

               TOTAL INVESTMENTS -- 100.6%          61,638,197
               (Cost $53,330,389) (f)
               NET OTHER ASSETS AND
                  LIABILITIES -- (0.6)%               (386,450)
                                                --------------
               NET ASSETS -- 100.0%             $   61,251,747
                                                ==============



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND (CARZ)

JUNE 30, 2014 (UNAUDITED)


(a) Portfolio securities are categorized based upon their country of incorporation.

(b) All or a portion of this security is on loan. (See Note 2D - Securities Lending in the Notes to Quarterly Portfolio of Investments). The aggregate value of such securities is $394,240 and the total value of the collateral held by the Fund is $415,030.

(c)   Non-income producing security.

(d)   Interest rate shown reflects yield as of June 30, 2014.

(e)   This security serves as collateral for securities on loan.

(f) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $8,893,873 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $586,065.


-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS             LEVEL 1       LEVEL 2       LEVEL 3
--------------------------------------------------------------
Common Stocks*       $ 61,223,167    $      --        $ --
Money Market Funds        287,181           --          --
Repurchase
   Agreements                  --      127,849          --
                    ------------------------------------------
Total Investments    $ 61,510,348    $ 127,849        $ --
                    ==========================================

* See Portfolio of Investments for country breakout.


All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2014.

                                                % OF
INDUSTRY                                     NET ASSETS
--------------------------------------------------------
Automobiles                                     99.3%
Money Market Funds                               0.5
Auto Components                                  0.3
Repurchase Agreements                            0.2
Specialty Retail                                 0.2
Aerospace & Defense                              0.1
--------------------------------------------------------
TOTAL INVESTMENTS                              100.6
NET OTHER ASSETS AND LIABILITIES                (0.6)
                                              -------
TOTAL                                          100.0%
                                              =======


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE CLOUD COMPUTING INDEX FUND (SKYY)

PORTFOLIO OF INVESTMENTS
JUNE 30, 2014 (UNAUDITED)


SHARES         DESCRIPTION                               VALUE
--------------------------------------------------------------
               COMMON STOCKS (a) -- 99.9%
               BELGIUM -- 0.8%
       54,680  EVS Broadcast Equipment SA       $    2,716,405
                                                --------------
               CANADA -- 3.2%
      213,438  Open Text Corp.                      10,232,218
                                                --------------
               GERMANY -- 3.3%
      134,604  SAP AG, ADR                          10,364,508
                                                --------------
               INDIA -- 0.9%
      237,379  Wipro Ltd., ADR                       2,822,436
                                                --------------
               ISRAEL -- 0.9%
       41,583  Check Point Software
                  Technologies Ltd. (b)              2,787,308
                                                --------------
               UNITED STATES -- 90.8%
      127,837  Activision Blizzard, Inc.             2,850,765
       40,960  Adobe Systems, Inc. (b)               2,963,866
      173,791  Akamai Technologies, Inc. (b)        10,611,678
       31,341  Amazon.com, Inc. (b)                 10,178,930
       86,125  Apple, Inc.                           8,003,596
      579,203  Aruba Networks, Inc. (b)             10,147,637
    1,007,470  Brightcove, Inc. (b)                 10,618,734
       94,573  CA, Inc.                              2,718,028
      414,001  Cisco Systems, Inc.                  10,287,925
      384,141  EMC Corp.                            10,118,274
       49,630  Equinix, Inc. (b)                    10,426,767
       91,057  F5 Networks, Inc. (b)                10,147,392
      158,541  Facebook, Inc., Class A (b)          10,668,224
        9,125  Google, Inc., Class A (b)             5,335,114
        9,266  Google, Inc., Class C (b)             5,330,545
      223,592  Hewlett-Packard Co.                   7,530,579
      284,051  Informatica Corp. (b)                10,126,418
       43,062  International Business Machines
                  Corp.                              7,805,849
       34,649  Intuit, Inc.                          2,790,284
       55,597  j2 Global, Inc.                       2,827,663
      415,854  Juniper Networks, Inc. (b)           10,205,057
      190,674  Microsoft Corp.                       7,951,106
      286,758  NetApp, Inc.                         10,472,402
       23,909  Netflix, Inc. (b)                    10,534,305
       67,033  NetScout Systems, Inc. (b)            2,972,243
      123,381  NetSuite, Inc. (b)                   10,719,341
      242,664  Oracle Corp.                          9,835,172
      209,570  Polycom, Inc. (b)                     2,625,912
      274,961  Rackspace Hosting, Inc. (b)           9,255,187
      196,953  Red Hat, Inc. (b)                    10,885,592
      188,286  salesforce.com, Inc. (b)             10,935,651
      235,509  Teradata Corp. (b)                    9,467,462
      491,390  TIBCO Software, Inc. (b)              9,911,336
      107,584  VMware, Inc., Class A (b)            10,415,207


SHARES        DESCRIPTION                                VALUE
--------------------------------------------------------------------------------
               UNITED STATES (CONTINUED)
    3,298,653  Zynga, Inc., Class A (b)         $   10,588,676
                                                --------------
                                                   288,262,917
                                                --------------

               TOTAL INVESTMENTS -- 99.9%          317,185,792
               (Cost $291,736,287) (c)
               NET OTHER ASSETS AND
                  LIABILITIES -- 0.1%                  223,381
                                                --------------
               NET ASSETS -- 100.0%             $  317,409,173
                                                ==============


(a) Portfolio securities are categorized based upon their country of incorporation.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $34,371,497 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $8,921,992.

ADR   - American Depositary Receipt


-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS             LEVEL 1       LEVEL 2       LEVEL 3
--------------------------------------------------------------
Common Stocks*       $317,185,792      $ --           $ --
                    ==========================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2014.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE CLOUD COMPUTING INDEX FUND (SKYY)

JUNE 30, 2014 (UNAUDITED)

                                               % OF
INDUSTRY                                    NET ASSETS
--------------------------------------------------------
Software                                        40.7%
Internet Software & Services                    20.5
Communications Equipment                        14.5
Technology Hardware, Storage &
   Peripherals                                  11.4
Internet & Catalog Retail                        6.5
IT Services                                      6.3
--------------------------------------------------------
TOTAL INVESTMENTS                               99.9
NET OTHER ASSETS AND LIABILITIES                 0.1
                                              -------
TOTAL                                          100.0%
                                              =======


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EXCHANGE-TRADED FUND II

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS
JUNE 30, 2014 (UNAUDITED)


                                1. ORGANIZATION

First Trust Exchange-Traded Fund II (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on July 6, 2006, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of twelve funds (each a "Fund" and collectively, the "Funds") as follows, including the exchange on which they are listed and traded:

     First Trust STOXX(R) European Select Dividend Index Fund - (NYSE Arca,
           Inc. ("NYSE Arca") ticker "FDD")
     First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund -
           (NYSE Arca ticker "FFR")
     First Trust Dow Jones Global Select Dividend Index Fund - (NYSE Arca
           ticker "FGD")
     First Trust ISE Global Wind Energy Index Fund - (NYSE Arca ticker "FAN") First Trust ISE Global Engineering and Construction Index Fund - (NYSE
           Arca ticker "FLM")
     First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund -
           (The NASDAQ(R) Stock Market, LLC. ("NASDAQ") ticker "GRID")
     First Trust ISE Global Copper Index Fund - (NASDAQ ticker "CU")
     First Trust ISE Global Platinum Index Fund - (NASDAQ ticker "PLTM")
     First Trust BICK Index Fund - (NASDAQ ticker "BICK")
     First Trust NASDAQ CEA Smartphone Index Fund - (NASDAQ ticker "FONE") First Trust NASDAQ Global Auto Index Fund - (NASDAQ ticker "CARZ")
     First Trust ISE Cloud Computing Index Fund - (NASDAQ ticker "SKYY")

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

Each Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Trust's Board of Trustees and in accordance with the 1940 Act. Market quotations and prices used to value each Fund's investments are primarily obtained from third party pricing services. All securities and other assets of each Fund initially expressed in foreign currencies will be converted to U.S. dollars using exchange rates in effect at time of valuation. Each Fund's investments are valued as follows:

       Common stocks and other equity securities listed on any national or foreign exchange (excluding NASDAQ and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

       Securities traded in an over-the-counter market are valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

FIRST TRUST EXCHANGE-TRADED FUND II

JUNE 30, 2014 (UNAUDITED)


       Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by a Fund generally results in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund trading of similar securities;

      4)    foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between a Fund's performance and the performance of its underlying index.

Because foreign markets may be open on different days than the days during which investors may purchase the shares of a Fund, the value of the Fund's securities may change on the days when investors are not able to purchase shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund's ability to track the index.

FIRST TRUST EXCHANGE-TRADED FUND II

JUNE 30, 2014 (UNAUDITED)


The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
            o     Quoted prices for similar investments in active markets.
            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of June 30, 2014, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. FOREIGN CURRENCY

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received.

D. SECURITIES LENDING

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

FIRST TRUST EXCHANGE-TRADED FUND II

JUNE 30, 2014 (UNAUDITED)


Under the Funds' Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. ("BBH") acts as the Funds' securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The dividend and interest earned on the securities loaned are accounted for in the same manner as other dividend and interest income. At June 30, 2014, only FLM, GRID, FONE and CARZ have securities in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower's default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

FIRST TRUST EXCHANGE-TRADED FUND II
ADDITIONAL INFORMATION
JUNE 30, 2014 (UNAUDITED)

                             ADDITIONAL INFORMATION

The STOXX(R) Europe Select Dividend 30 Index and the trademark used in the index name are the intellectual property of STOXX Limited, Zurich, Switzerland. The index is used under license from STOXX. The Fund is in no way sponsored, endorsed, sold or promoted by STOXX and/or its licensors and neither STOXX nor its licensors shall have any liability with respect thereto.

The FTSE EPRA/NAREIT Developed Index is calculated by FTSE International Limited ("FTSE"). FTSE does not sponsor, endorse or promote the First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund. All copyright in the index values and constituent list vests in FTSE and/or its licensors. First Trust Advisors L.P. ("First Trust") and First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund have obtained full license from FTSE to use such copyright in the creation of the First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund. "FTSE(R)," "FT-SE(R)" and "Footsie(R)" are trademarks jointly owned by the London Stock Exchange PLC and the Financial Times Limited and are used by FTSE under license. "NAREIT(R)" is the trademark of the National Association of Real Estate Investment Trusts and "EPRA(R)" is the trademark of the European Public Real Estate Association and are used by FTSE under license.

Dow Jones and Dow Jones Global Select Dividend Index(SM) are trademarks of Dow Jones & Company, Inc. ("Dow Jones") and have been licensed for use for certain purposes by First Trust and the Fund. The Fund, based on the Dow Jones Global Select Dividend Index(SM), is not sponsored, endorsed, sold or promoted by Dow Jones and Dow Jones makes no representation regarding the advisability of trading or investing in such product.

International Securities Exchange, LLC(R), ISE(R), the ISE Global Wind Energy(TM) Index, the ISE Global Engineering and Construction(TM) Index, the ISE Global Copper(TM) Index, the ISE Global Platinum(TM) Index, the ISE BICK(TM) Index and the ISE Cloud Computing(TM) Index are trademarks of the International Securities Exchange, LLC(R) and have been licensed for use for certain purposes by First Trust. The Funds are not sponsored, endorsed, sold or promoted by the International Securities Exchange, LLC(R) and the International Securities Exchange, LLC(R) makes no representation regarding the advisability of trading in such products.

NASDAQ(R), NASDAQ OMX(R), and Clean Edge(R) are the registered trademarks (the "Marks") of The NASDAQ OMX Group, Inc. ("NASDAQ OMX") and Clean Edge, Inc. ("Clean Edge") respectively. NASDAQ OMX and Clean Edge are, collectively with their affiliates, the "Corporations." The Marks are licensed for use by First Trust. First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. The Fund should not be construed in any way as investment advice by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

NASDAQ(R), OMX(R), NASDAQ OMX(R), and NASDAQ OMX CEA Smartphone Index(SM) are trademarks of The NASDAQ OMX Group, Inc. (which with its affiliates is referred to as the "Corporations") and are licensed for use by First Trust. First Trust NASDAQ CEA Smartphone Index Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

NASDAQ(R), OMX(R), NASDAQ OMX(R), and NASDAQ OMX Global Auto Index(SM) are trademarks of The NASDAQ OMX Group, Inc. (NASDAQ OMX collectively with their affiliates, are referred to as the "Corporations") and are licensed for use by First Trust. First Trust NASDAQ Global Auto Index Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

ITEM 2. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          First Trust Exchange-Traded Fund II
           ---------------------------------------------------------

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: August 21, 2014
     --------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: August 21, 2014
     --------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: August 21, 2014
     --------------------

* Print the name and title of each signing officer under his or her signature.